STOCK OPTION RESERVE (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Notes and other explanatory information [abstract]
Balance, beginning of period	$ 23,581	$ 23,530	$ 23,985	$ 23,841	$ 23,530	$ 23,841
Stock based compensation expense	983	51	141	144	1,034	285
Balance, end of period	$ 24,564	$ 23,581	$ 24,126	$ 23,985	$ 24,564	$ 24,126